Statements of Operations (USD $)	3 Months Ended		77 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Income Statement [Abstract]
Revenue:	$ 110	$ 10,265	$ 27,183
Total Revenue	110	10,265	27,183
Costs and Expenses:
Depreciation	15,392	12,057	78,517
General & administrative	170,002	159,025	1,839,454
Total Expenses	185,394	171,082	1,917,971
Net Loss From Operations	(185,284)	(160,817)	(1,890,788)
Interest income			10
Interest expense	(845)	(386)	(4,479)
Other income	5,000		5,000
[OtherIncomeandExpenses]	4,155	(386)	531
Net Loss	$ (181,129)	$ (161,203)	$ (1,890,257)
Per Share Information
Loss per common share	$ 0.00	$ 0.00
Weighted average number of shares outstanding	177,575,014	177,575,014